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                           DELAWARE MEDALLION III

                           SEPARATE ACCOUNT VA-K
                                     OF
            ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                SUPPLEMENT TO PROSPECTUS DATED APRIL 29, 2005

                                    * * *

Effective November 15, 2005, the AllianceBernstein Growth and Income Portfolio, AllianceBernstein Growth Portfolio, AllianceBernstein Global Technology Portfolio and AllianceBernstein Large Cap Growth Portfolio adopted new investment objectives, as described below.

Due to this change in the investment policies of a the AllianceBernstein Growth and Income Portfolio, AllianceBernstein Growth Portfolio, AllianceBernstein Global Technology Portfolio and AllianceBernstein Large Cap Growth Portfolio, you may have the right to a free transfer. If the Owner has values allocated to the Sub-Account investing in the AllianceBernstein Growth and Income Portfolio, AllianceBernstein Growth Portfolio, AllianceBernstein Global Technology Portfolio and AllianceBernstein Large Cap Growth Portfolio, the Company will transfer it without charge on written request by the Owner to another Sub-Account(s) or to the Fixed Account. The Company must receive such written request within 60 days of the later of (1) the effective date of the change in the investment policy, or (2) the receipt of this notice of the Owner's right to transfer.

The investment objectives of the AllianceBernstein Variable Products Series Fund, Inc. listed under the section entitled "INVESTMENT OBJECTIVES AND POLICIES" are amended to read in its entirety as follows:

ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY PORTFOLIO--seeks to achieve long-term growth of capital.

ALLIANCEBERNSTEIN GROWTH AND INCOME TECHNOLOGY PORTFOLIO--seeks to achieve long-term growth of capital.

ALLIANCEBERNSTEIN GROWTH PORTFOLIO--seeks to achieve long-term growth of capital.

ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO--seeks to achieve long-term growth of capital.

For more information, see the Prospectus Supplement for AllianceBernstein Variable Products Series Fund dated August 10, 2005.

If you should have any questions, please call 1-800-533-2124 for assistance.

                                     * * *

SUPPLEMENT DATED NOVEMBER 15, 2005

AFLIAC DELAWARE MEDALLION III